VictoryShares US Small Mid Cap Value Momentum ETF Average Annual Total Returns		12 Months Ended	24 Months Ended	60 Months Ended	98 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	21.02%	13.15%	13.92%		14.29%
Nasdaq US 1300 Small Mid Cap Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.78%
Nasdaq Victory US Small Mid Cap Value Momentum Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.90%
Blended-Nasdaq Victory US Small Mid Cap Value Momentum Index/MSCI USA Small Cap Select Value Momentum Blend Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.90%		11.20%	10.17%
VictoryShares US Small Mid Cap Value Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.50%		10.57%	9.27%	[2]
VictoryShares US Small Mid Cap Value Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.86%		10.11%	8.77%	[2]
VictoryShares US Small Mid Cap Value Momentum ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.42%		8.27%	7.32%	[2]

[1]	The Blended-Nasdaq Victory US Small Mid Cap Value Momentum Index/MSCI USA Small Cap Select Value Momentum Blend Index performance reflects that of the MSCI USA Small Cap Select Value Momentum Blend Index, the Fund's prior index, through October 31, 2022, and the Nasdaq Victory US Small Mid Cap Value Momentum Index from November 1, 2022, onward.
[2]	Inception date of the Fund is October 24, 2017.